Financial income and financial expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Financial Income	Financial income

in CHF thousands	2021	2020	2019
Interest income on financial assets held at amortized costs	99	367	1,599
Net foreign exchange gain	92	—	—
Total year ended December 31	191	367	1,599

Disclosure of Detailed Information about Financial Expense
Financial expense

in CHF thousands	2021	2020	2019
Net foreign exchange loss	—	(4,512)	(1,110)
Negative interest on financial assets held at amortized costs	(495)	(271)	(64)
Interest expense on leases	(53)	(24)	(27)
Other financial expenses	(8)	(9)	(9)
Total year ended December 31	(556)	(4,816)	(1,210)